INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of income tax expense (benefit)

	Year ended December 31,
	2023	2024	2025
Current tax expense	$157,701	$13,203	$3,843
Deferred tax expense (benefit)	7,887	(83,110)	(24,877)
Total	$165,588	$(69,907)	$(21,034)

Schedule of principal components of deferred income tax assets and liabilities from continuing operation

	December 31,
	2024	2025
Deferred tax assets:
Long-lived assets depreciation	$4,748	$5,143
Long-lived assets impairment	33,818	31,139
Inventory write - down	11,098	607
Allowance for expected credit loss	2,670	5,534
Net operating loss carried forward	38,010	78,173
Others	63	126
Sub-total	$90,407	$120,722
Valuation allowance	(3,678)	(5,041)
Total deferred tax assets	$86,729	$115,681

Deferred tax liabilities:
Long-lived assets depreciation	$(2,133)	$(2,022)
Difference in basis of buildings	(544)	(519)
Others	—	(205)
Total deferred tax liabilities	$(2,677)	$(2,746)
Deferred tax assets, net	84,596	113,454
Deferred tax liabilities, net	$(544)	$(519)

Schedule of changes of valuation allowance from continuing operation

	Year ended December 31,
	2023	2024	2025
Beginning balance	$1,060	$1,238	$3,678
Addition	209	2,511	1,186
Foreign exchange effect	(31)	(71)	177
Ending Balance	$1,238	$3,678	$5,041

Schedule of effective income tax rate reconciliation from continuing operation

	Year ended December 31, 2025
	Amount	Percent
Loss before provision for income tax	(237,117)
PRC Enterprise Income Tax	(59,279)	25%
Foreign tax effects
Cayman	12,032	(5)%
Preferential tax rate	15,191	(6)%
Non-taxable or nondeductible items	1,914	(1)%
Changes in valuation allowances	4,486	(2)%
Other adjustments
True up	3,843	(2)%
Others	779	(0)%
Effective tax rate	(21,034)	9%

	Year ended December 31,
	2023	2024
PRC Enterprise Income Tax	25%	25%
Preferential income tax rate of subsidiaries	(11)%	(10)%
Effect of different reversal rate	—	2%
Changes in valuation allowance	—	(1)%
Different tax rate in other jurisdictions	5%	(3)%
Dividend withholding tax	1%	—
Effective tax rate	20%	13%